VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:                     811-22534

Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

Glendale, CO  80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                                     Glendale, CO 80246

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2013

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments.......................................................................................	2-3
Statement of Assets and Liabilities.......................................................................	4
Statement of Operations.......................................................................................	5
Statement of Changes in Net Assets.....................................................................	6
Financial Highlights.............................................................................................	7-8
Notes to Financial Statements..............................................................................	9-14
Additional Information	15

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•             Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•             Written and electronic correspondence, including telephone contacts; and

•             Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2013 (Unaudited)

Shares / Units		Value	Shares		Value
Private Investment Funds ** - 55.7%			Common Stocks – 13.7% (continued)
	Diversified – 55.7%			Diversified – 2.1%
7,524	AEW Core Property Trust (U.S.), Inc.	$ 6,172,295	111	Altarea, REIT (France)	$ 18,279
7,504	Clarion Lion Properties Fund LLC	7,860,712	3,204	British Land Co., PLC, REIT (United Kingdom)	29,964
7,404	Cornerstone Patriot Fund LP	750,000	31,000	Cambridge Industrial Trust, REIT (Singapore)	16,553
2,148	Rreef America Reit II, LP	2,250,000		Crombie Real Estate Investment Trust, REIT
152	Trumbull Income Property Fund, LP	1,500,000	3,469	(Canada)	42,925
	Total Private Investment Funds	18,533,007	29,232	Cromwll Property Group, REIT (Australia)	26,650
	(Cost $18,300,625)		489	Digital Realty Trust, Inc., REIT	25,966
Par			2,950	Duke Realty Corporation, REIT	45,548
Corporate Debt – 17.8%			821	EPR Properties, REIT	40,016
	Apartments – 2.5%		261	Fonciere Des Regions, REIT (France)	21,661
$ 750,000	UDR, Inc., REIT, 5.25%, 1/15/2016	807,453		Kiwi, Income Property Trust, REIT
			17,553	(New Zealand)	15,863
	Diversified – 1.7%		10,000	Mapletree Commercial Trust, REIT (Singapore)	9,683
300,000	Colonial Realty L.P., 6.25%, 6/15/2014	311,062	25,000	Mapletree Logistics Trust, REIT (Singapore)	21,319
235,000	Duke Realty, LP, REIT, 7.38%, 2/15/2015	253,736	1,291	Mercialys SA, REIT (France)	25,882
		564,798		Nieuwe Steen Investments NV, REIT
	Health Care – 2.6%		3,661	(Netherlands)	25,869
502,000	HCP Inc., REIT, 6.30%, 9/15/2016	568,025	56,000	Religare Health Trust (Singapore)	35,481
	Healthcare Realty Trust Inc., REIT		7,305	Segro PLC, REIT (United Kingdom)	36,673
190,000	6.50%, 1/17/2013	213,366	2,360	Spirit Realty Capital Inc., REIT	21,665
	Senior Housing Properties Trust, REIT,		1,769	STAG Industrial, Inc., REIT	35,592
75,000	4.30%, 1/15/2016	77,859	10,769	Stockland, REIT (Australia)	38,969
		859,250		Suntec Real Estate Investment Trust, REIT
	Hotels – 1.1%		22,000	(Singapore)	28,667
	Hospitality Properties Trust, REIT,		1,450	Vornado Realty Trust, REIT	121,887
150,000	5.13%, 2/15/2015	154,755			685,112
200,000	6.30%, 6/15/2016	217,694		Health Care – 1.7%
		372,449	1,619	Aviv, Inc., REIT	36,913
	Office Property – 3.7%		5,500	HCP, Inc., REIT	225,225
142,000	CommonWealth, REIT, 5.75%, 11/1/2015	148,981	1,400	Health Care REIT, Inc., REIT	87,332
150,000	CommonWealth, REIT, 6.25%, 8/15/2016	160,700	3,529	Leisureworld Senior Care Corp. (Singapore)	36,289
	Mack-Cali Realty LP, REIT,		1,254	Omega Healthcare Investors, Inc., REIT	37,457
280,000	5.80%, 1/15/2016	304,615	2,395	Primary Health Properties, REIT (United Kingdom)	12,721
	Reckson Operating Partnership LP, REIT,		1,303	Sabra Health Care, Inc., REIT	29,982
573,000	6.00%, 3/31/2016	622,673	1,750	Ventas, Inc.	107,625
		1,236,969			573,544
	Shopping Centers – 4.8%			Hotels – 0.9%
	DDR Corp., REIT,		6,350	Host Hotels & Resorts, Inc.	112,205
340,000	5.50%, 5/1/2015	362,173		InnVest Real Estate Investment Trust,
125,000	9.63%, 3/15/2016	148,342	10,875	REIT, (Canada)	43,906
75,000	7.50%, 4/1/2017	87,680		Langham Hospitality Investments, Ltd.
375,000	Kimco Realty Corp., REIT, 4.82%, 6/1/2014	384,979	42,000	(Hong Kong) *	21,230
	Regency Centers Corp., REIT,		2,350	RLJ Lodging Trust	55,201
575,000	5.25%, 8/01/2015	614,696	3,950	Sunstone Hotel Investors Inc., REIT	50,323
		1,597,870			282,865
	Warehouse/Industrial – 1.4%			Mortgage – 0.2%
459,000	First Industrial LP, 6.42%, 6/1/2014	472,477		Apollo Commercial Real Estate
	Total Corporate Debt	5,911,266	2,415	Finance, Inc., REIT	36,877
	(Cost $5,866,830)		1,818	Starwood Property Trust, Inc., REIT	43,577
					80,454
Common Stocks – 13.7%				Office Property – 1.8%
Shares	Apartments – 2.0%		850	Alexandria Real Estate Equities, REIT	54,273
4,600	Apartment Investors & Management Co., REIT	128,524	1,247	American Realty Capital Properties, Inc., REIT	15,213
1,300	AvalonBay Communities, Inc., REIT	165,217	4,600	BioMed Realty Trust, REIT	85,514
3,000	Campus Crest Communities, Inc., REIT	32,400	1,000	Boston Properties, Inc., REIT	106,900
1,150	Colonial Properties Trust, REIT *	25,864	25,090	Capital Property Fund (South Africa)	26,377
4,000	Equity Residential, REIT	214,280	2,700	Douglas Emmett, Inc., REIT	63,369
50	Essex Property Trust, Inc., REIT	7,385	450	Kilroy Realty Corp., REIT	22,477
3,850	UDR Inc., REIT	91,245		Nomura Real Estate Office Fund, Inc.,
		664,915	5	REIT (Japan)	25,732

See accompanying notes to financial statements. 2
VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – September 30, 2013 (Unaudited) (Continued)
Shares	Office Property – 1.8% (continued)	Value	Shares	Residential – 0.6%	Value
12	Premier Investment Corp., REIT (Japan)	$ 54,787		Equity Lifestyle Properties, Inc., REIT
850	SL Green Realty Corp	75,514	9,100	Series C, 6.75%	$ 214,032
	Ticon Industiral Connection PCL
59,500	(Thailand)	31,005		Shopping Centers – 1.0%
	Yuexiu Real Estate Investment Trust, REIT			Kite Realty Group Trust, REIT,
77,000	(Hong Kong)	38,127	3,000	Series A, 8.25%	76,620
		599,288		Regency Centers Corp., REIT
	Regional Malls – 1.8%		6,800	Series G, 6.00%	144,568
13,000	CapitaRetail China Trust, REIT (Singapore)	14,246	1,200	Saul Centers Inc., REIT, Series C, 6.88%	28,128
6,500	General Growth Properties, Inc., REIT	125,385		Weingarten Realty Investors, REIT
2,000	Macerich Company, The, REIT	112,880	4,062	Series F, 6.50%	98,260
2,300	Simon Property Group, Inc., REIT	340,929			347,576
		593,440		Storage – 1.4%
	Shopping Centers – 1.8%		9,000	CubeSmart, REIT, Series A, 7.75%	229,050
10,677	Charter Hall Retail, REIT (Australia)	37,538	8,000	Public Storage, REIT, Series Q, 6.50%	201,600
14,700	DDR Corp., REIT	230,937	700	Public Storage, REIT, Series R, 6.35%	17,234
	Eurocommercial Properties NV, REIT				447,884
859	(Netherlands)	34,808		Warehouse/Industrial – 0.8%
550	Federal Realty Investment Trust, REIT	55,798	9,783	STAG Industrial Inc., REIT, Series A, 9.00%	261,500
	Japan Retail Fund Investment Corp.,		544	Terreno Realty Corp., REIT, Series A, 7.75%	13,826
22	REIT (Japan)	45,334			275,326
3,850	Kimco Realty Corp., REIT	77,693		Total Preferred Stock	2,721,328
500	Regency Centers Corp., REIT	24,175		(Cost $2,880,817)
501	Vastned Retail NV, REIT (Netherlands)	21,336
1,250	Weingarten Realty Investors, REIT	36,662		Short-Term Investment – 10.1%
15,604	Westfield Retail Trust, REIT (Australia)	43,334		Goldman Sachs Financial Square Funds –
		607,615	3,366,571	Prime Obligations Fund	3,366,571
	Storage – 0.6%			(Cost $3,366,571)
400	Extra Space Storage, Inc., REIT	18,300
1,100	Public Storage, REIT	176,605		Total Investments – 105.5%	35,093,328
		194,905		(Cost $35,160,669)
	Warehouse / Industrial – 0.8%
5,000	Australian Industrial REIT	9,351		Liabilities in excess of Other Assets – 5.5%	(1,826,893)
1	Japan Logistics Fund, Inc., REIT (Japan)	10,089
18,800	Macquarie Mexican REIT (Mexico)	31,977		Net Assets – 100.0%	$ 33,266,435
6,050	Prologis, Inc., REIT	227,601
		279,018
	Total Common Stocks	4,561,156		* Non-income producing security.
	(Cost – $4,745,826)			** Non-tradable Securities.

Preferred Stock – 8.2%				Portfolio Abbreviations:
	Diversified – 2.1%			LP – Limited Partnership
20,700	Vornado Realty Trust, REIT, Series J, 6.88%*	520,605		PLC – Public Limited Company
7,900	Vornado Realty Trust, REIT, Series K, 5.70%*	164,320		REIT – Real Estate Investment Trust
		684,925			% of Net
	Hotels – 0.2%			Industry	Assets
	Ashford Hospitality Trust Inc., REIT,			Diversified . . . . . . . . . . . . . . . . . . . . . . . . .	61.6%
1,184	Series E, 8.38%	30,748		Short-Term Investments. . . . . . . . . . . . . . .	10.1%
	Sunstone Hotel Investors Inc., REIT			Shopping Centers . . . . . . . . . . . . . . . . . .	7.6%
1,439	Series D, 8.00%	36,227		Office Property . . . . . . . . . . . . . . . . . . . . .	6.3%
		66,975		Apartments. . . . . . . . . . . . . . . . . . . . . . . . .	4.5%
	Office Property – 0.8%			Health Care. . . . . . . . . . . . . . . . . . . . . . . . .	4.3%
	Hudson Pacific Properties Inc., REIT,			Regional Malls. . . . . . . . . . . . . . . . .	3.1%
10,000	Series B, 8.38%	254,000		Warehouse/Industrial. . . . . . . . . . . . . . . . . . . . . .	3.0%
				Hotels . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.2%
	Regional Malls – 1.3%			Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.0%
	CBL & Associates Properties Inc.,			Residential . . . . . . . . . . . . . . . . . . . . . . . . .	0.6%
9,900	REIT Series D, 7.38%	247,302		Mortgage . . . . . . . . . . . . . . . . . . . . . . . . . .	0.2%
	Glimcher Realty Trust, REIT,			Other Assets/Liabilities (Net). . . . . . . . . . .	(5.5%)
7,014	Series G, 8.13%	176,192		Total	100.0%
300	Taubman Centers Inc., REIT, Series J, 6.50%	7,116
		430,610
See accompanying notes to financial statements. 3

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)

ASSETS:
Investments:
..... Investment in securities at cost..............................................................................................................	$ 35,160,669
..... Net unrealized depreciation...................................................................................................................	(67,341)
..... Total investment in securities at value...................................................................................................	35,093,328
Cash............................................................................................................................................................	15,546
Foreign Currency (Cost $358) ....................................................................................................................	336
Receivables for:
Investments sold......................................................................................................................................	32,147
Dividends and interest.............................................................................................................................	248,068
Fund shares sold......................................................................................................................................	222,830
From Adviser..........................................................................................................................................	255,739
Reclaims.................................................................................................................................................	8
Total receivables.........................................................................................................................................	758,792
Prepaid expenses.........................................................................................................................................	11,695
Total Assets............................................................................................................................................	35,879,697
LIABILITIES:
Payables for:
Investments purchased............................................................................................................................	2,308,594
Administrative fees.................................................................................................................................	39,248
Audit and tax fees...................................................................................................................................	26,215
Custodian fees.........................................................................................................................................	11,622
Director's fees.........................................................................................................................................	72,661
Distribution fees......................................................................................................................................	1,460
Offering costs (Note 2)............................................................................................................................	21,660
Legal fees................................................................................................................................................	30,104
Transfer agent fees..................................................................................................................................	74,562
Printing fees............................................................................................................................................	17,616
Accrued expenses and other liabilities.....................................................................................................	9,520
Total Liabilities......................................................................................................................................	2,613,262
NET ASSETS.............................................................................................................................................	$ 33,266,435
NET ASSETS consist of:
Paid-in capital.............................................................................................................................................	$ 33,607,576
Accumulated net investment loss................................................................................................................	(89,381)
Accumulated net realized loss on investments............................................................................................	(184,397)
Net unrealized depreciation on investments and foreign currency..............................................................	(67,363)
TOTAL NET ASSETS...............................................................................................................................	$ 33,266,435

Class F-Shares
Net Assets...............................................................................................................................................	$ 784,887
Shares of beneficial interest outstanding (unlimited authorization)..........................................................	31,375
Net asset value price per share (Net Assets/Shares Outstanding) *.......................................................	$ 25.02

Class I-Shares
Net Assets...............................................................................................................................................	$ 32,481,548
Shares of beneficial interest outstanding (unlimited authorization)..........................................................	1,295,782
Net asset value price per share (Net Assets/Shares Outstanding)..........................................................	$ 25.07

*      Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2013 (Unaudited)

Investment Income:
Dividend income.................................................................................................................................	$ 358,169
Interest income....................................................................................................................................	70,232
Total Investment Income.................................................................................................................	428,401

Expenses:
Adviser fees (Note 3).........................................................................................................................	178,095
Administrative fees (Note 3).............................................................................................................	62,166
Distribution fees (Note 3)..................................................................................................................	2,845
Director's fees (Note 3)......................................................................................................................	67,325
Transfer agent fees..............................................................................................................................	99,992
Custodian fees.....................................................................................................................................	13,502
Registration fees..................................................................................................................................	15,056
Printing.................................................................................................................................................	14,734
Audit and tax fees...............................................................................................................................	28,315
Legal fees.............................................................................................................................................	30,104
Insurance fees......................................................................................................................................	23,134
Other expenses....................................................................................................................................	11,337
Total Expenses................................................................................................................................	546,605
Fees waived or reimbursed by Adviser (Note 3)............................................................................	(466,078)
Net Expenses....................................................................................................................................	80,527
Net Investment Income.........................................................................................................................	347,874
Net Realized and Unrealized Gain (Loss) on Investments:..........................................................
Net realized loss on investments......................................................................................................	(199,738)
Net realized gain on foreign currency transactions.......................................................................	694
Net change in unrealized depreciation on investment securities and foreign currency..........	(237,614)
Net Realized and Unrealized loss on Investments..........................................................................	(436,658)
Net Decrease in Net Assets Resulting from Operations................................................................	$ (88,784)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2013	Year Ended
Increase in Net Assets:	(Unaudited) .	March 31, 2013
From Operations:
Net investment income...........................................................................................	$ 347,874	$ 241,564
Net realized gain (loss) on investment securities..............................................	(199,044)	14,647
Net change in unrealized appreciation (depreciation) on investments and
foreign currency............................................................................................	(237,614)	170,251
Net increase (decrease) in net assets resulting from operations..........................	(88,784)	426,462
Distributions to Shareholders from:
Net investment income, Class F-Shares...............................................................	(15,730)	(29,001)
Net investment income, Class I-Shares................................................................	(473,448)	(162,290)
Total Distributions......................................................................................................	(489,178)	(191,291)
Capital Share Transactions:
Class F-Shares:
Shares issued...........................................................................................................	257,073	1,518,598
Reinvested dividends.............................................................................................	9,335	14,678
Shares exchanges....................................................................................................	– .	(1,373,359)
Shares redeemed.....................................................................................................	(20,675)	(104,963)
Total Class F	245,733	54,954
Class I-Shares:
Shares issued...........................................................................................................	23,304,064	8,294,726
Reinvested dividends.............................................................................................	144,269	149,531
Shares exchanges....................................................................................................	– .	1,373,359
Shares redeemed.....................................................................................................	(89,960)	(342,611)
Total Class I	23,358,373	9,475,005
Net Increase in Net Assets Resulting From Capital Share Transactions	23,604,106	9,529,959
Total Increase in Net Assets	23,026,144	9,765,130
Net Assets:
Beginning of period.................................................................................................	10,240,291	475,161
End of period............................................................................................................	$ 33,266,435	$ 10,240,291
Undistributed net investment income / (accumulated net investment loss)...	$ (89,381)	$ 51,923
Share Transactions
Class F-Shares:
Shares sold...............................................................................................................	10,032	60,496
Shares issued in reinvestment of dividends........................................................	369	579
Shares exchanged....................................................................................................	– .	(54,588)
Shares redeemed.....................................................................................................	(822)	(3,695)
	9,579	2,792
Class I-Shares:
Shares sold...............................................................................................................	918,906	328,115
Shares issued in reinvestment of dividends........................................................	5,672	5,897
Shares exchanged....................................................................................................	– .	54,155
Shares redeemed.....................................................................................................	(3,556)	(13,407)
	921,022	374,760
Net Increase in Shares of Beneficial Interest Outstanding..............................	930,601	377,552

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class F-Shares

	Six Months Ended
	September 30, 2013	Year Ended	Period Ended
	(Unaudited) .	March 31, 2013	March 31, 2012*
Net Asset Value, Beginning of Period	$ 25.78	$ 25.00	$ 25.00
Income from investment operations..........................................
....... Net investment income.........................................................	0.29(a)	1.00(a)	– (b)
....... Net realized and unrealized gain (loss) ............................	(0.50)	0.36	– .
Total from investment operations..............................................	(0.21)	1.36	– .

....... Distribution from Net Investment Income.........................	(0.55)	(0.58)	– .
....... Early withdrawal charges.....................................................	– (b)	–	– .
Net Asset Value, End of Period	$ 25.02	$ 25.78	$ 25.00

Total Return Based on Net Asset Value	(0.83%)(c)	5.48%	0.00%(c)
Ratios and Supplemental Data:
Net assets at end of period (000’s)............................................	$ 785	$ 562	$ 475
Ratios of gross expenses to average net assets........................	5.44%(d)	30.66%	703.30%(d)
Ratios of net expenses to average net assets............................	1.42%(d)	0.66%	0.00%(d)
Ratios of net investment income to average net assets...........	2.28%(d)	3.99%	0.10%(d)
Portfolio turnover rate.................................................................	30.52%(c)	23.54%	0.00%(c)

* ..... Period from December 9, 2011 (Inception) to March 31, 2012.
(a) Per Share amounts are calculated based on average outstanding shares.
(b) Less than $0.005 per share.
(c) Not annualized.
(d) Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights Class I-Shares

Six Months Ended
	September 30, 2013	Period Ended
	Unaudited .	March 31, 2013*

Net Asset Value, Beginning of Period	$ 25.83	$ 24.91
Income from investment operations.............................................................................
....... Net investment income...........................................................................................	0.38(a)	0.83(a)
....... Net realized and unrealized gain (loss) ...............................................................	(0.50)	0.74
Total from investment operations................................................................................	(0.12)	1.57

....... Distribution from Net Investment Income...........................................................	(0.64)	(0.65)
Net Asset Value, End of Period	$ 25.07	$ 25.83

Total Return Based on Net Asset Value....................................................................	(0.47%)(b)	6.37%(b)
Ratios and Supplemental Data:
Net Assets at end of period (000’s)..............................................................................	$ 32,482	$ 9,678
Ratios of gross expenses to average net assets...........................................................	4.69%(c)	29.91%(c)
Ratios of net expenses to average net assets..............................................................	0.67%(c)	0.17%(c)
Ratios of net investment income to average net assets.............................................	3.03%(c)	4.48%(c)
Portfolio turnover rate....................................................................................................	30.52%(b)	23.54%(b)

* ..... The Fund began issuing Class I-Shares on July 10, 2012.
(a) Per Share amounts are calculated based on average outstanding shares. (b) Not annualized. (c) Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (“the I-Shares”). The F-Shares subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase.  For the six months ended September 30, 2013, F-Shares had early withdrawal charges in the amount of $198.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner.  Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities.  If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at the mean of their closing bid and ask prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.  Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result.  Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited) (Continued)

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•        Level 1 – unadjusted quoted prices in active markets for identical securities

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities,               interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of         investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended September 30, 2013, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	09/30/2013	Price	Inputs	Inputs
Private Investment Funds *	$ 18,533,007	$ – .	$ – .	$ 18,533,007
Corporate Debt *	5,911,266	– .	5,911,266	– .
Common Stocks *	4,561,156	4,561,156	– .	– .
Preferred Stocks *	2,721,328	2,721,328	– .	–
Short-Term Investments	3,366,571	3,366,571	–	–
Total	$ 35,093,328	$ 10,649,055	$ 5,911,266	$ 18,533,007

* See Schedule of Investments for industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2013.........................................................	$ – .
Change in unrealized appreciation.........................................	232,382
Net purchases.............................................................................	18,300,625
Balance as of 09/30/2013.........................................................	$ 18,533,007

For the six months ended September 30, 2013, the total change in unrealized gain on Level 3 securities still held at the end of the period was $232,382.

As the fair value of the Private Investment Funds are based on the NAV provided by the Investment Managers and their agents, the disclosure of Level 3 inputs would not be meaningful.  At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.  There were no transfers between categories during the six months ended September 30, 2013.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited) (Continued)

Investment Income and Securities Transactions -Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.  The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The costs of securities sold are determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010.  Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 through 2013 for the Fund) indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2013, tax character of the distribution paid by the Fund was $191,291 of ordinary income dividends.  Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

For the fiscal year ended March 31, 2013, there was $72,612 of undistributed ordinary income and $6,646 accumulated long-term capital gains on a tax basis.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited) (Continued)

As of March 31, 2013, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2013, the Fund did not incur any qualified late year losses.

As of September 30, 2013, the gross unrealized appreciation and depreciation and net unrealized (depreciation) on a tax basis was $339,586, ($406,927) and ($67,341), respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2013, was $35,160,669.

Offering Costs - Costs of $868,292 were incurred in connection with the offering of the Fund. The costs had been capitalized and were amortized on a straight-line basis over the first twelve months based on the Effective Date of the Fund. Offering cost of $21,660 remains a liability, as shown on the Statement of Assets and Liabilities at September 30, 2013

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund.  For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.  The Adviser reduced its Investment Management Fee to 0.50% for the year ended July 15, 2013 with respect to the cumulative net asset value between $0 and $25 million of assets under management.  For the six months ended September 30, 2013, investment advisory fees accrued and waived were $89,240.

The Adviser entered into a new “Expense Limitation and Reimbursement Agreement” for the year from July 15, 2013 through July 14, 2014 which limits the amount of certain expenses borne by the Fund an amount not to exceed 0.30% per annum of the Fund's net assets.  Previously, the Adviser entered into an “Expense Limitation and Reimbursement Agreement” which limited the amount of certain expenses borne by the Fund an amount not to exceed 1.25% per annum of the Fund's net assets.  For the six months ended September 30, 2013, other expenses reimbursable by the Adviser were $287,983.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc. (“Security Capital”); European Investors Incorporated (“EII”); and Forum Securities Limited (“Forum”). The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited) (Continued)

Foreside Funds Distributors LLC, (the “Distributor”), serves as the Fund's statutory underwriter and facilitates the distribution of Shares. The Fund and the Distributor have engaged Advisors Asset Management Inc. (the “Sub-Distributor”) to act as a sub-distributor of the Shares, subject to various conditions. For their services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were $28,496,250 and $5,728,953, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the six months ended September 30, 2013 cumulatively were approximately $110,833.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancelation is determined by the Board to be in the best interest of the Fund.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2013 (Unaudited) (Continued)

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the Commission’s’ website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.